Schedule of Accounts Receivable (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Accounts Receivable Net
Accounts receivable	$ 2,615,953	$ 3,535,071	$ 3,422,136
Less: allowance for credit loss	(4,566)	(6,170)	(6,170)
Accounts receivable, net	$ 2,611,387	$ 3,528,901	$ 3,415,966